Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	AOCI Attributable to Parent
Balance (in Shares) at Dec. 31, 2022		67,086,000
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2022	$ 959,432,000	$ 187,000	$ 3,048,915,000	$ (2,076,852,000)	$ (12,818,000)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		1,017,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	4,000	$ 3,000	1,000
Stock-based compensation	8,241,000		8,241,000
Comprehensive loss	(23,214,000)			(22,224,000)	(990,000)
Balance (in Shares) at Mar. 31, 2023		68,103,000
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Mar. 31, 2023	944,463,000	$ 190,000	3,057,157,000	(2,099,076,000)	(13,808,000)
Balance (in Shares) at Dec. 31, 2022		67,086,000
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2022	959,432,000	$ 187,000	3,048,915,000	(2,076,852,000)	(12,818,000)
Stock Issued During Period, Value, Employee Stock Purchase Plan	3,014,000
Balance (in Shares) at Jun. 30, 2023		68,942,000
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Jun. 30, 2023	923,227,000	$ 193,000	3,073,396,000	(2,137,691,000)	(12,671,000)
Balance (in Shares) at Mar. 31, 2023		68,103,000
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Mar. 31, 2023	944,463,000	$ 190,000	3,057,157,000	(2,099,076,000)	(13,808,000)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		268,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	5,000	$ 1,000	4,000
Stock-based compensation	8,022,000		8,022,000
Comprehensive loss	(37,478,000)			(38,615,000)	1,137,000
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 3,014,000	$ 1,000	3,013,000
Stock Issued During Period, Shares, Employee Stock Ownership Plan	253,000
Stock Issued During Period, Shares, New Issues	318,000
Balance (in Shares) at Jun. 30, 2023		68,942,000
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Jun. 30, 2023	$ 923,227,000	$ 193,000	3,073,396,000	(2,137,691,000)	(12,671,000)
Stock Issued During Period, Value, New Issues	5,201,000	1,000	5,200,000
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2023	884,839,000	$ 195,000	3,091,649,000	(2,199,926,000)	(7,079,000)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		784,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	149,000	$ 2,000	147,000
Stock-based compensation	8,649,000		8,649,000
Comprehensive loss	(27,487,000)			(25,983,000)	(1,504,000)
Balance (in Shares) at Mar. 31, 2024		70,440,000
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Mar. 31, 2024	866,150,000	$ 197,000	3,100,445,000	(2,225,909,000)	(8,583,000)
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2023	884,839,000	195,000	3,091,649,000	(2,199,926,000)	(7,079,000)
Stock Issued During Period, Value, Employee Stock Purchase Plan	3,264,000
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Jun. 30, 2024	850,471,000	199,000	3,111,057,000	(2,251,652,000)	(9,133,000)
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Mar. 31, 2024	866,150,000	$ 197,000	3,100,445,000	(2,225,909,000)	(8,583,000)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		249,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	4,000	$ 1,000	3,000
Stock-based compensation	7,346,000		7,346,000
Comprehensive loss	(26,293,000)			(25,743,000)	(550,000)
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 3,264,000	1,000	3,263,000
Stock Issued During Period, Shares, Employee Stock Ownership Plan	443,000
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Jun. 30, 2024	$ 850,471,000	$ 199,000	$ 3,111,057,000	$ (2,251,652,000)	$ (9,133,000)